FINANCIAL INSTRUMENTS - Fair value of options (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	$ 93,917
Ending balance, assets	90,847	$ 93,917
Call option on $660 mandatory convertible bonds | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	0	0	$ 0
Change in fair value	0	0	0
Ending balance, assets	0	0	0
Electricity option | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	(82)	0	0
Change in fair value	42	(82)	0
Ending balance, assets	(40)	$ (82)	$ 0
Mandatorily convertible unsecured unsubordinated bonds
Reconciliation of changes in fair value measurement, assets [abstract]
Notional amount	$ 660